Cover	Dec. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2021
Entity File Number	000-55148
Entity Registrant Name	QSAM BIOSCIENCES, INC.
Entity Central Index Key	0001310527
Entity Tax Identification Number	20-1602779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9442 Capital of Texas Hwy N
Entity Address, Address Line Two	Plaza 1
Entity Address, Address Line Three	Suite 500
Entity Address, Postal Zip Code	78759
City Area Code	(512)
Local Phone Number	343-4558
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false